Schedule of Remaining Term and Discount Rate (Details) - TALENTEC SDN. BHD. [Member]	Jul. 31, 2025	Jul. 31, 2024
Debt instrument weighted average remaining term	25 days	3 months 14 days
Debt instrument weighted average rate	0.0350	0.0506